MANAGEMENT OF FINANCIAL RISKS - Additional Information (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) uSD_per_EUR € / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosures Of Financial Risk Management [Line Items]
Net cash flow used in operating activities	€ 56,770	€ 51,720	€ 43,310
Closing foreign exchange rate | uSD_per_EUR	1.1326
Percentage of permissible dilution	20.00%
Undrawn borrowing facilities	€ 3,000
Closing market price | € / shares	€ 1.28
Top of range
Disclosures Of Financial Risk Management [Line Items]
Undrawn borrowing facilities	€ 33,000
Liquidity risk
Disclosures Of Financial Risk Management [Line Items]
Net cash flow used in operating activities	€ (56,800)	€ (51,700)	€ (43,300)